Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	December 31,				September 30,
	2013	Activity			2014
Included in accounts payable and accrued expenses					(unaudited)
on the consolidated balance sheets:
To Founders	$203,050	$(203,050)			$-
	$203,050	$(203,050)			$-

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note	$4,325,000	-			$4,325,000
Interest payable – 2011 Founders Note	296,248	(54,507)		i.	241,741
Loan payable – BVH shareholder (STST)	2,995,000	-			2,995,000
Loan payable to NBHC shareholder (STST)	-	19,405,000		ii.	19,405,000
Loan payable to NBHC shareholder (ASO2020)	-	19,404,972		ii.	19,404,972
	$7,616,248	$38,755,465			$46,371,713

Included in related party long-term debt on the consolidated balance sheets:

Loan payable to NBHC shareholder (STST)	$17,030,000	$(17,030,000)	iii.		$-
Loan payable to NBHC shareholder (ASO2020)	17,029,972	(17,029,972)	iii.		-
Less unamortized discount	(16,756,054)	16,756,054	iv.		-
Total related party long-term debt	$17,303,918	$(17,303,918)			$-

i.	Paid in cash
ii.
Loans payable to NBHC shareholders STST and ASO2020, including additional borrowing on May 28, 2014. On April 1, 2014, the loans were amended to remove the maturity date and have therefore been reclassified as current.

iii.	Balance at December 31, 2013 has been reclassified as current
iv.
Unamortized discount at December 31, 2013 was reduced by imputed interest of $322,946 which was recorded for the three months ended March 31, 2014, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,109 has been recorded as a reduction of noncontrolling interest due to the debt modification.

Amounts and notes payable to related parties consist of the following:

	December 31,			December 31,
	2012	Activity		2013
Included in accounts payable and accrued expenses on the consolidated balance sheets:
To Founders	$203,050	$-		$203,050
Affiliated companies (trade payables)	91,284	(91,284)		-
	$294,334	$(91,284)		$203,050

Included in current related party debt on the consolidated balance sheets:
Loan payable – STST (m/v Orion)	$6,250,000	(6,250,000)	I	$-
Loan payable – STST (m/v Odyssey)	6,250,000	(6,250,000)	i	-
Loan payable – 2011 Founders Note	4,325,000	-		4,325,000
Interest payable in-kind – 2011 Founders Note	341,916	(45,668)	ii	296,248
Loan payable – 2012 Founders Note	3,000,000	(3,000,000)	iii	-
Interest payable in-kind – 2012 Founders Note	228,407	(228,407)	ii	-
Loan payable – BVH shareholder (STST)	-	2,995,000	iv	2,995,000
Total current related party debt	$20,395,323	(12,779,075)		$7,616,248

Included in related party long-term debt on the consolidated balance sheets:
Loan payable to NBHC shareholder (STST)	$-	17,030,000	i, v	$17,030,000
Loan payable to NBHC shareholder (ASO2020)	-	17,029,972	v, vi	17,029,972
Less unamortized discount	-	(16,756,054)	v	(16,756,054)
Total related party long-term debt	$-	17,303,918		$17,303,918

i.
Loans payable to STST were converted to long-term debt in conjunction with the restructuring of Odyssey and Orion in 2013 (see Note 1). In 2013, STST provided an additional $4,530,000 (to NBHC) for a total of $17,030,000, which is payable in January 2023.

ii.	Paid in cash
iii.	Paid through issuance of convertible redeemable preferred stock
iv.	BVH shareholder contribution of $5,000 and loan of $2,995,000 entered into for purposes of providing cash deposit on ultramax newbuildings.
v.	Non-interest bearing loans payable by NBHC to shareholders STST and ASO2020. Discount on loan payable is being amortized over the term of the loans, which are due January 2023.
vi.	ASO 2020 Maritime S.A. ("ASO2020")